CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)
SCHEDULE OF INVESTMENTS
September 30, 2020
(Unaudited)

	SHARES	VALUE		SHARES	VALUE
COMMON STOCKS: 98.8%			STAPLES: 3.9%
BASICS: 8.9%			Altria Group, Inc.	15,436	$596,447
Air Products and Chemicals, Inc.	50,413	$15,016,015	Kraft Heinz Co.	3,607	108,030
Cabot Corp.	73,848	2,660,743	Mondelez International, Inc.	10,720	615,864
		17,676,758	PepsiCo, Inc.	37,423	5,186,828
CAPITAL EQUIPMENT: 3.8%			Philip Morris International, Inc.	15,436	1,157,546
Emerson Electric Co.	106,453	6,980,123			7,664,715
General Electric Co.	92,425	575,808
Westinghouse Air Brake Technologies Corp.	496	30,692	TECHNOLOGY: 20.2%
		7,586,623	Alphabet, Inc. Class A*	2,601	3,812,026
			Apple, Inc.	65,616	7,598,989
CONSUMER CYCLICALS: 13.4%			Check Point Software Technologies Ltd. *	38,990	4,692,057
3M Co.	23,636	3,786,014	Cisco Systems, Inc.	24,194	953,002
Comcast Corp. Class A	202,741	9,378,799	Intel Corp.	193,794	10,034,653
NIKE, Inc.	21,213	2,663,080	Microsoft Corp.	43,766	9,205,303
ViacomCBS, Inc. Class B	51,024	1,429,182	Oracle Corp.	60,814	3,630,596
Walt Disney Co.	74,552	9,250,412			39,926,626
		26,507,487
			TRANSPORTATION: 9.1%
ENERGY: 1.6%			Union Pacific Corp.	91,087	17,932,298
Exxon Mobil Corp.	62,101	2,131,927	Total Common Stocks
Schlumberger Ltd.	70,818	1,101,928	(Cost: $24,964,174)		195,236,314
		3,233,855
			* Non-Income Producing
FINANCIAL: 18.4%
Bank of America Corp.	48,170	1,160,415	TOTAL INVESTMENT IN SECURITIES
JPMorgan Chase & Co.	107,818	10,379,639	(Cost: $24,964,174)	98.8%	$195,236,314
Moody's Corp.	70,949	20,564,568	Other assets	1.5%	2,980,910
Wells Fargo & Co.	181,258	4,261,376	Other liabilities	-0.3%	(635,060)
		36,365,998	NET ASSETS
			(Applicable to 251,140 partnership shares outstanding)	100.0%	$197,582,164
HEALTHCARE: 13.7%			Net Asset Value Per Share		$786.74
Abbott Laboratories	112,356	12,227,703
Johnson & Johnson	57,829	8,609,582	Net assets applicable to shares owned by:
Merck & Co., Inc.	73,978	6,136,475	Limited partners
		26,973,760	(251,097 shares)		$197,548,334
			Managing general partners
RETAIL: 5.8%			(43 shares)		33,830
Amazon.com, Inc.*	1,021	3,214,853	Total net assets		$197,582,164
Home Depot, Inc.	20,117	5,586,692
Walmart, Inc.	18,345	2,566,649
		11,368,194

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)

NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2020
(Unaudited)

(A)	SECURITY VALUATIONS

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund, including political, social and economic risks. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

Securities listed or traded on an exchange are valued generally at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, valued at the closing bid price on that day. Each security reported on the NASDAQ Stock Market, Inc. is valued at the NASDAQ Official Close Price. Securities for which market quotations are not readily available or are believed to be unreliable are valued at fair value as determined in good faith using methods approved by the Managing General Partners. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.

Fair Value Measurements—The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described below:

•	Level 1	—	quoted prices in active markets for identical securities
•	Level 2	—	other significant observable inputs (including quoted prices for identical securities in active markets and for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)

NOTES TO SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2020

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

For the period ended September 30, 2020, there were no transfers among Levels 1, 2 and 3 for the Fund.

The following is a summary of inputs used, as of September 30, 2020, in valuing the Fund’s investments carried at value:

	Total Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Common Stocks*	$195,236,314	$195,236,314	$-	$-

*	See details of industry breakout in the Schedule of Investments.

For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.